CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Direct financing lease income
Direct Financing Lease Interest Incomes	$ 242,740	$ 174,306	$ 4,934,157	$ 7,595,992
Interest expense for direct financing lease	0	(11,181)	(11,967)	(411,066)
Business collaboration fee and commission expenses for leasing projects	0	0	(37,572)	(68,342)
Provision for lease payment receivable	(2,258,060)	(9,495,002)	(19,379,086)	(81,585,960)
Net direct financing lease interest income after provision for receivables	(2,015,320)	(9,331,877)	(14,494,468)	(74,469,376)
Net revenue	(1,984,638)	(9,331,877)	(14,494,468)	(74,469,376)
Non-interest income
Interest on investment securities		0	0	105,878
Investment loss	0	0	(164,098,554)	0
Total non-interest loss	0	0	(164,098,554)	105,878
Non-interest expense
Business taxes and surcharge	(231)	(476)	(7,652)	(15,827)
Salaries and employee charges	(276,546)	(920,194)	(923,325)	(542,628)
Rental expenses	(76,442)	(97,693)	(95,545)	(102,859)
Other operating expenses	(524,518)	(6,136,647)	(481,311)	(2,062,802)
Total non-interest expense	(877,737)	(7,155,010)	(1,507,833)	(2,724,116)
Loss before taxes	(2,862,375)	(16,486,887)	(180,100,855)	(77,087,614)
Income tax (expense)credit	(738)	(24,590,417)	3,999,361	18,900,720
NET LOSS	(2,863,113)	(41,077,304)	(176,101,494)	(58,186,894)
Loss from discontinued operation		0	0	8,377,166
Net loss attributable to Wins Finance Holdings Inc..	(2,811,094)	(41,077,304)	(176,101,494)	(49,809,728)
Other comprehensive income (loss)
Foreign currency translation adjustment	$ 187,029	2,381,422	(2,305,407)	(9,623,857)
COMPREHENSIVE LOSS		$ (38,695,882)	$ (178,406,901)	$ (59,433,585)
Weighted-average ordinary shares outstanding
Basic	19,837,642	19,837,642	19,837,642	19,837,642
Diluted	19,837,642	19,837,642	19,837,642	19,837,642
Earnings (loss) per share
Basic	$ (0.14)	$ (2.07)	$ (8.88)	$ (2.51)
Diluted	(0.14)	(2.07)	(8.88)	(2.51)
From continuing operation - Basic	(0.14)	(2.07)	(8.88)	(2.93)
From continuing operation - Diluted	(0.14)	(2.07)	(8.88)	(2.93)
From discontinued operation - Basic	0	0	0	0.42
From discontinued operation - Diluted	$ 0	$ 0.00	$ 0.00	$ 0.42